Intangible assets - Summary of Sensitivity Analysis of Significant Actuarial Assumption (Detail)	Dec. 31, 2025	Dec. 31, 2024
Networks [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.50%	9.50%
Terminal growth rates	2.00%	2.00%
Cloud Software and Services [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.50%	10.00%
Terminal growth rates	1.50%	1.50%
Global Communications Platform [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	13.50%	13.50%
Terminal growth rates	3.50%	3.50%
Enterprise Wireless Solutions [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	12.00%	11.00%
Terminal growth rates	3.50%	3.50%